UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Fortuna Hedged Bitcoin Fund
HBTC (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Fortuna Hedged Bitcoin Fund for the period of March 19, 2025, to August 31, 2025. You can find additional information about the Fund at https://fortunafunds.com/hbtc-fund/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Fortuna Hedged Bitcoin Fund	$101	2.08%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$859,097
Number of Holdings	4
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Security Type Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fortunafunds.com/hbtc-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fortuna Funds, LLC documents not be householded, please contact Fortuna Funds, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fortuna Funds, LLC or your financial intermediary.
Fortuna Hedged Bitcoin Fund	PAGE 1	TSR-SAR-53656G233

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Fortuna Hedged Bitcoin Fund (HBTC)
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

FORTUNA HEDGED BITCOIN FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.0%(a)
Call Options - 6.0%
iShares Bitcoin Trust ETF(b)(c)
Expiration: 09/19/2025; Exercise Price: $60.00(d)	$921,600	150	$48,000
Expiration: 09/19/2025; Exercise Price: $72.00	921,600	150	3,375
TOTAL PURCHASED OPTIONS (Cost $132,342)			51,375
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 57.5%
First American Treasury Obligations Fund - Class X, 4.20%(e)(f)		494,404	494,404
TOTAL MONEY MARKET FUNDS (Cost $494,404)			494,404
TOTAL INVESTMENTS - 63.5% (Cost $626,746)			$545,779
Other Assets in Excess of Liabilities - 36.5%			313,318
TOTAL NET ASSETS - 100.0%			$859,097

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

FORTUNA HEDGED BITCOIN FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Call Options - (0.7)%
iShares Bitcoin Trust ETF, Expiration: 09/19/2025; Exercise Price: $69.00(a)(b)	$(921,600)	(150)	$(5,625)
TOTAL WRITTEN OPTIONS (Premiums received $31,008)			$(5,625)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$51,375	$—	$51,375
Money Market Funds	494,404	—	—	494,404
Total Investments	$494,404	$51,375	$—	$545,779
Liabilities:
Investments:
Written Options	$—	$(5,625)	$—	$(5,625)
Total Investments	$—	$(5,625)	$—	$(5,625)

The accompanying notes are an integral part of these financial statements.

2

FORTUNA HEDGED BITCOIN FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$545,779
Deposit at broker for option contracts	318,346
Dividends receivable	2,122
Total assets	866,247
LIABILITIES:
Written option contracts, at value	5,625
Payable to adviser	1,525
Total liabilities	7,150
NET ASSETS	$ 859,097
Net Assets Consists of:
Paid-in capital	$793,520
Total distributable earnings	65,577
Total net assets	$ 859,097
Net assets	$859,097
Shares issued and outstanding(a)	30,000
Net asset value per share	$28.64
Cost:
Investments, at cost	$626,746
Proceeds:
Written options premium received	$31,008

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

FORTUNA HEDGED BITCOIN FUND(a)
STATEMENT OF OPERATIONS
For the Period Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$7,538
Total investment income	7,538
EXPENSES:
Investment advisory fee	6,057
Interest expense	1,156
Total expenses	7,213
Net investment income	325
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	112,961
Written option contracts expired or closed	7,875
Net realized gain	120,836
Net change in unrealize appreciation (depreciation) on:
Investments	(80,967)
Written option contracts	25,383
Net change in unrealized appreciation (depreciation)	(55,584)
Net realized and unrealized gain	65,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,577

(a)	The Fund commenced operations on March 19, 2025.
The accompanying notes are an integral part of these financial statements.

4

FORTUNA HEDGED BITCOIN FUND
STATEMENT OF CHANGES IN NET ASSETS
Period Ended August 31, 2025(a) (Unaudited)

OPERATIONS:
Net investment income	$325
Net realized gain	120,836
Net change in unrealized appreciation (depreciation)	(55,584)
Net increase in net assets from operations	65,577
CAPITAL TRANSACTIONS:
Creations	1,102,144
Redemptions	(308,624)
Net increase in net assets from capital transactions	793,520
Net increase in net assets	859,097
NET ASSETS:
Beginning of the period	—
End of the period	$859,097
SHARES TRANSACTIONS
Creations	40,000
Redemptions	(10,000)
Total increase in shares outstanding	30,000

(a)	The Fund commenced operations on March 19, 2025.
The accompanying notes are an integral part of these financial statements.

5

FORTUNA HEDGED BITCOIN FUND
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments(c)	3.63
Total from investment operations	3.64
Net asset value, end of period	$28.64
Total return(d)	14.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$859
Ratio of expenses to average net assets(e)	2.08%
Ratio of interest expense to average net assets(e)	0.33%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.75%
Ratio of net investment income to average net assets(e)	0.09%
Portfolio turnover rate(d)	—%

(a)	The Fund commenced operations on March 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

FORTUNA HEDGED BITCOIN FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)
1. ORGANIZATION
Fortuna Hedged Bitcoin Fund (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing primarily in bitcoin futures contracts and/or options on equity securities of bitcoin-related companies (i.e., companies the Fund’s investment adviser, Fortuna Funds, LLC (the “Adviser”), believes provide returns that generally correspond, or are closely related, to the performance of bitcoin or bitcoin futures.
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. The Fund commenced operations on March 19, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
Options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

7

FORTUNA HEDGED BITCOIN FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of August 31, 2025, for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

8

FORTUNA HEDGED BITCOIN FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2025, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2025, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At August 31, 2025, the tax periods since commencement of operations are open to examination in the Fund’s major tax jurisdiction. The Fund commenced operations on March 19, 2025.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Derivatives. The Fund may enter into U.S. or foreign futures contracts, options, and options on futures contracts. The Fund will invest in option positions on bitcoin-related securities to create “synthetic long exposure,” which allows the Fund to seek to participate in the changes, up or down, in the price of the shares of underlying securities. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments.
All options written must be covered, any underlying securities that are held by the Fund and are subject to the call option will be earmarked on the books as segregated to satisfy its obligations. The Fund will be unable to sell the underlying securities that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying securities from segregation.
As a buyer of a call option, the Fund pays a premium to the seller of the option contract to obtain the right to participate in the price returns of the underlying security beyond the strike price of the purchased call option contract expiration (or earlier, if the Fund closes the option contract prior to expiration), therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. Conversely, as a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation to purchase the underlying security at the strike price if the buyer exercises the option contract. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2025, the Fund’s derivative instruments are not subject to a master netting arrangement.

9

FORTUNA HEDGED BITCOIN FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
The average monthly value outstanding of purchased and written options during the period ended August 31, 2025, was as follows:

Purchase Put Options	$112,426
Written Put Options	$(48,960)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of August 31, 2025:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Purchased Options	$51,375	$—
Written Options	$—	$(5,625)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2025:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Risk Contracts	$117,045	$7,875	$(80,967)	$25,383

*	Included as a component of Investments on the Fund’s Statement of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

10

FORTUNA HEDGED BITCOIN FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
There were no distributions paid for the fiscal period ended August 31, 2025.

11

FORTUNA HEDGED BITCOIN FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended August 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Fortuna Hedged Bitcoin Fund	$416,104	$415,884	$—	$—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President and Chief Investment Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to August 31, 2025, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

FORTUNA HEDGED BITCOIN FUND
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT
August 31, 2025 (Unaudited)
At meetings held on November 18, 2024 (the “November Meeting”) and December 3 and 4, 2024 (the “December Meeting” and together with the November Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Fortuna Funds, LLC (the “Adviser”) and the Trust, on behalf of the Fortuna Hedged Bitcoin Fund (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the December Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the December Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading options.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared

13

FORTUNA HEDGED BITCOIN FUND
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT
August 31, 2025 (Unaudited)(Continued)
to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
The Board noted that the management fee was significantly higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
The Board noted the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

14

FORTUNA HEDGED BITCOIN FUND
ADDITIONAL INFORMATION
August 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreement.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	10/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	10/30/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	10/30/2025

* Print the name and title of each signing officer under his or her signature.